UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number      811-21752
                                                    ---------------------

                            MEZZACAPPA PARTNERS, LLC
               (Exact name of registrant as specified in charter)

                           630 FIFTH AVENUE SUITE 2600
                            NEW YORK, NEW YORK 10111
               (Address of principal executive offices) (Zip code)

                              CHRISTOPHER S. NAGLE
                          C/O MEZZACAPPA INVESTORS, LLC
                          630 FIFTH AVENUE, SUITE 2600
                            NEW YORK, NEW YORK 10111
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 332-5272

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            MEZZACAPPA PARTNERS, LLC

                              FINANCIAL STATEMENTS

                           FOR THE PERIOD JULY 1, 2005
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 2005
                                    UNAUDITED

                            MEZZACAPPA PARTNERS, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED

                                    CONTENTS

Schedule of Investments ...................................................   1

Statement of Assets, Liabilities and Members' Capital .....................   3

Statement of Operations ...................................................   4

Statement of Changes in Members' Capital ..................................   5

Statement of Cash Flows ...................................................   6

Notes to Financial Statements .............................................   7

Other Information .........................................................   13

MEZZACAPPA PARTNERS, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' CAPITAL

Percentages are as follows:

   [THE FOLLOWING TABLE WAS REPRESNETED AS PIE CHART IN THE PRINTED MATERIAL.]

                     MACRO                            14.96%
                     EVENT DRIVEN                     19.09%
                     EQUITY LONG/SHORT                65.90%

                                                                         PERCENTAGE
                                                                         OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS *^ # (99.95%)       LIQUIDITY**            CAPITAL              COST                FAIR VALUE
EQUITY LONG/SHORT (65.90%)
Barrington Companies Equity Partners, L.P.           Quarterly               6.49%           $ 1,625,000            $ 1,666,958
Contrarian Equity Fund, L.P.                         Quarterly               5.90%             1,500,000              1,514,619
Courage Special Situations Fund, L.P.                Quarterly               7.70%             2,000,000              1,977,965
ECF Value Fund II, L.P.                               Annually               5.81%             1,500,000              1,493,672
Eminence Partners, L.P.                             Semiannually             8.17%             2,000,000              2,100,712
FBR Small Cap Financial Fund                           Daily                 3.70%             1,000,232                949,993
LaGrange Capital Partners, L.P.                       Annually               5.19%             1,250,000              1,334,076
SCP Domestic Fund, LP                                Quarterly               7.51%             1,800,000              1,928,823
Seminole Capital Partners, L.P.                     Semiannually             8.18%             2,000,000              2,101,894
Third Avenue International Value Fund                  Daily                 5.25%             1,250,000              1,348,972
Viking Global Equities L.P.                          Quarterly               2.00%               500,000                514,641
                                                                         --------            -----------            -----------
                                                                            65.90%            16,425,232             16,932,325
                                                                         --------            -----------            -----------

EVENT DRIVEN (19.09%)
Forum Absolute Return Fund, Ltd.                     Quarterly               4.92%             1,250,000              1,262,997
King Street Capital, L.P.                            Quarterly               5.08%             1,250,000              1,306,110
Schroder Credit Renaissance Fund, L.P.               Quarterly               4.22%             1,000,000              1,083,687
Third Avenue Special Situations Fund, L.P.           Quarterly               4.87%             1,250,000              1,252,534
                                                                         --------            -----------            -----------
                                                                            19.09%             4,750,000              4,905,328
                                                                         --------            -----------            -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

                                                                                   PERCENTAGE
                                                                                   OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS *^ # (99.95%)                       LIQUIDITY**      CAPITAL        COST       FAIR VALUE
MACRO (14.96%)
Blenheim Commodity Fund, Ltd.                                         Monthly          2.44%     $  625,000   $    627,844
Rockall Emerging Markets, L.P.                                       Quarterly         2.85%        750,000        732,143
Spinnaker Global Opportunity Fund, Ltd.                              Quarterly         5.22%      1,250,000      1,342,375
Wexford Spectrum Fund I, L.P.                                        Quarterly         4.45%      1,000,000      1,142,587
                                                                                   --------      ----------   ------------
                                                                                      14.96%      3,625,000      3,844,949
                                                                                   --------      ----------   ------------

TOTAL INVESTMENTS IN INVESTMENTS FUNDS* ^#  (COST $24,800,232)                                                  25,682,602
                                                                                                              ------------

OTHER ASSETS, LESS LIABILITIES (0.05%)                                                                              12,502
                                                                                                              ------------

MEMBERS' CAPITAL 100.00%                                                                                      $ 25,695,104
                                                                                                              ============

* - Fair value investments.

** Available frequency of redemptions after expiration of lock-up provisions, where applicable.

# - Non-income producing securities.

^ - Securities are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of September 30, 2005 was $24,800,232 and $25,682,602, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost $24,800,232)  $ 25,682,602
Cash                                                                    292,955
Interest receivable                                                         414
Receivable from management reimbursement                                 29,418
Other assets                                                            113,111
                                                                   ------------
        TOTAL ASSETS                                                 26,118,500
                                                                   ------------

LIABILITIES
Advance contribution                                                    120,000
Organization fees payable                                               100,000
Management fees payable                                                  96,231
Servicing fees payable                                                   28,869
Accounting and administration fees payable                               28,409
Professional fees payable                                                27,500
Board of Managers' fees payable                                          15,000
Custodian fees payable                                                    2,887
Accrued other expenses                                                    4,500
                                                                   ------------
        TOTAL LIABILITIES                                               423,396
                                                                   ------------

              MEMBERS' CAPITAL                                     $ 25,695,104
                                                                   ============

MEMBERS' CAPITAL
Represented by:
Net capital contributions                                            25,000,000
Accumulated net investment loss                                        (187,266)
Net unrealized appreciation on investments                              882,370
                                                                   ------------
              MEMBERS' CAPITAL                                     $ 25,695,104
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                        $   5,249
                                                                     ---------

OPERATING EXPENSES:
     Management fees                                                    96,231
     Accounting and administration fees                                 43,447
     Servicing fees                                                     28,869
     Professional fees                                                  27,500
     Board of Managers' fees                                            15,000
     Compliance Consulting fees                                          7,500
     Insurance fees                                                      6,037
     Custodian fees                                                      2,887
     Other expenses                                                      9,500
                                                                     ---------
        TOTAL OPERATING EXPENSES                                       236,971

        Reimbursement from investment management                       (29,418)
        Accounting and administration fees waived                      (15,038)
                                                                     ---------
        NET OPERATING EXPENSES                                         192,515
                                                                     ---------

NET INVESTMENT LOSS                                                   (187,266)
                                                                     ---------

UNREALIZED GAIN ON INVESTMENT FUNDS
        NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS           882,370
                                                                     ---------

        NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS   $ 695,104
                                                                     =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
FOR THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES
       Net investment loss                                                    $   (187,266)
       Net change in unrealized appreciation on investments                        882,370
                                                                              ------------

       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                  695,104
                                                                              ------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                    22,000,000
       In-kind contributions (Note 1)                                            3,000,000
                                                                              ------------
       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS     25,000,000
                                                                              ------------

TOTAL INCREASE IN MEMBERS' CAPITAL                                              25,695,104
                                                                              ------------

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                   --
                                                                              ------------
MEMBERS' CAPITAL, END OF PERIOD                                               $ 25,695,104
                                                                              ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD JULY 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from investment activities   $    695,104
    Adjustments to reconcile net increase in members' capital derived from operations to net cash used by operating activities:
     Purchases of Investment Funds                                        (21,800,232)
     Net unrealized appreciation on investments                              (882,370)
     Increase in interest receivable                                             (414)
     Increase in receivable from management reimbursement                     (29,418)
     Increase in other assets                                                (113,111)
     Increase in organization fees payable                                    100,000
     Increase in management fees payable                                       96,231
     Increase in servicing fees payable                                        28,869
     Increase in accounting and administration fees payable                    28,409
     Increase in professional fees payable                                     27,500
     Increase in board of managers' fees payable                               15,000
     Increase in custodian fees payable                                         2,887
     Increase in accrued other expenses                                         4,500
                                                                         ------------
       NET CASH USED BY OPERATING ACTIVITIES                              (21,827,045)
                                                                         ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                   22,120,000
                                                                         ------------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                           22,120,000
                                                                         ------------

       NET CHANGE IN CASH                                                     292,955
        Cash at beginning of period                                                --
                                                                         ------------
        Cash at end of period                                            $    292,955
                                                                         ============

SUPPLEMENTARY CASH FLOW INFORMATION
Non-cash financing activity:
        In-kind contributions (Note 1)                                   $  3,000,000
                                                                         ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEZZACAPPA PARTNERS, LLC

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Mezzacappa Partners, LLC (the "Fund") is a limited liability company that was formed on April 5, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-ended, non-diversified management investment company. The Fund privately offers and sells the interests in large minimum denominations primarily to high net worth individuals and institutional investors (each such investor, a "Member") and restricts transferability of the interests (or portions of the interests). The Fund commenced operations on July 1, 2005.

The Fund's investment objective is to generate capital appreciation over a several year period with lower volatility than the broad equity markets. The Fund will seek to accomplish this objective by allocating its assets among a diverse group of selected investment funds ("Investment Funds") managed by third-party investment advisers ("Portfolio Managers") who employ a variety of alternative investment strategies. The Portfolio Managers may invest in a wide range of securities, financial instruments and markets in accordance with the investment objective of each Investment Fund. Each investor, by investing in the Fund, will become a member of the Fund ("Member").

Mezzacappa Investors, LLC, a limited liability company formed under the laws of the State of Delaware on November 13, 1998 (the "Investment manager"), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and has claimed an exemption from registration as a commodity trading adviser with the Commodity Futures Trading Commission ("CFTC") in connection with the Fund.

Mezzacappa Management, LLC, a limited liability company formed under the laws of the State of Delaware on November 13, 1998 (the "Organizational Member") authorized the filing of the Certificate of Formation of the Fund with the office of the Secretary of State of the State of Delaware. The Organizational Member has claimed an exemption from registration as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") in connection with the Fund.

The Board of Managers of the Fund (the "Board") has overall responsibility for the management and supervision of the operations of the Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the directors of an investment company registered under the 1940 Act organized as a corporation and has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. A majority of the Managers are not "interested persons" (as defined in the 1940 Act) of the Fund, the Organizational Member or the Investment Manager. The initial Managers serving on the Board have been elected by the Mezzacappa Management, LLC which is affiliated with the Investment Manager.

At the close of business day, June 30, 2005, the Fund received $3,000,000 of asset transfer in kind and $22,000,000 capital contribution from Mezzacappa Investors, LLC.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

A. VALUATION

The Fund will compute its net asset value as of the last day of each month generally by the sixteenth business day of the following month.

In determining its members' capital, the Fund will value its investments as of such month-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The net asset value of any Member's Interest on any date will be equal to that Member's capital account balance, after giving effect to all allocations (and charges or debits) that are made as of that date. The aggregate net asset values of the Interests of all of the Members, including the Investment Manager (to the extent that the Investment Manager makes an investment in the Fund), will equal the net asset value of the Fund. The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as "estimated" or "final" values will reasonably reflect market values of securities for which market quotation are available or fair value as of the Fund's valuation date.

B. INVESTMENT INCOME


Interest income is recorded on the accrual basis. The Investment Funds in which the Fund invests generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities.

C. FUND COSTS

The Fund will bear all expenses incurred in the business of the Fund. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND COSTS (CONTINUED)

Each Portfolio Manager generally charges the Fund, as an investor in the Investment Fund, an asset-based fee, and some or all of the Portfolio Managers will receive performance or incentive allocations. The asset-based fees of the Portfolio Managers generally range from 1% to 2% annually of the net assets under their management and the performance or incentive allocation to the Portfolio Managers generally range from 20% to 25% of net profits annually and may be paid or allocated as the case may be, even if the Fund incurs a loss for the year. The receipt of a performance or incentive allocation by a Portfolio Manager may create an incentive for a Portfolio Manager to make investments that are riskier or more speculative than those that might have been made in the absence of such an incentive. In addition, because a performance or incentive allocation will generally be calculated on a basis that includes unrealized appreciation of an Investment Fund's assets, these allocations may be greater than if they were based solely on realized gains.

D. FEDERAL INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for federal tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes.

In addition, the Fund or an Investment Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund's assets to be invested in various countries is not known at this time.

E. CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2005, the Fund held $292,955 in an interest bearing cash account at PNC Bank.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Investment Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

At the end of each Fiscal Period of the Fund, any net profit or net loss of the Fund, as the case may be, is allocated to the capital accounts of all of the Members of the Fund in accordance with their respective Investment Percentages. If a Member has made more than one capital contribution to the Fund, each such capital contribution shall be treated as a separate Capital Account for purposes of such allocation. A Fiscal Period is generally a calendar month, subject to adjustment as provided in the Operating Agreement (e.g., in the case of a capital contribution or repurchase of an Interest on a date other than the last day of a calendar month). The "Investment Percentage" for each Member is determined by dividing the balance of such Member's Capital Account as of the beginning of the Fiscal Period by the total capital of the Fund. "Net profit" refers to the increase in the value of the Fund's net assets, including unrealized gains, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their Investment Percentage). "Net loss" refers to the decrease in the value of the Fund's net assets, including unrealized losses, from the beginning of each Fiscal Period to the end of such Fiscal Period (excluding any item to be allocated among the capital accounts of the Members on a basis other than their Investment Percentage). In determining the amount of net profit or net loss, the net assets of the Fund as of the end of the Fiscal Period shall be reduced by the Investment Management Fee applicable to such period.

4. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides certain management and administration services to the Fund. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee (the "Management Fee") of 0.125% (1.50% on an annualized basis) of the aggregate value of its outstanding interests determined as of the last day of each month.

The Fund pays a monthly fee to the Investment Manager for services provided for ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Provider"). This fee will be in an amount equal to 0.45% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services determined as of the last day of the calendar month (before any repurchases of Interest).

The Investment Manager has voluntarily agreed, for the twelve (12) month period following the initial Closing Date, to reimburse the Fund, to the extent necessary, to ensure that the Fund's annualized ordinary operating expenses do not exceed 3.00% (the "Voluntary Expense Reimbursement"). However, the Investment Manager may at any time decide to terminate such voluntary Expense Reimbursement even prior to the end of the twelve-month period following the Initial Closing Date.

Each Board member who is not an employee of the Investment Manager, or one of its affiliates, receives an annual retainer of $20,000 and $2,500 for each quarterly meeting attended. The Fund also reimburses these Board members for all reasonable out of pocket expenses.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

4. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

In accordance with the terms of the Administration, Accounting and Investor Services agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered. For the period ended September 30, 2005, PFPC agreed to waive certain fees in the amount of $15,038.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

5. SECURITY TRANSACTIONS

As of September 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $21,800,232 for the period ended September 30, 2005.

The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The Fund has not received information from the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2005.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Investment Funds selected by the Fund may invest and trade in a wide range of instruments and markets and may pursue various investments strategies. Although the Investment Funds will primarily invest and trade in equity and debt securities (U.S. and non-U.S.), they may also invest and trade in equity-related instruments, currencies, financial futures and debt-related instruments. In addition, the Investment Funds may sell securities short and use a wide range of other investment techniques.

7. REPURCHASE OF MEMBERS' INTERESTS

The Fund may from time to time offer to repurchase Interests (or portions of them) pursuant to written tenders by the members, and each such repurchase offer will generally apply to up to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase interests, (or portions of them), the Board will consider the

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

7. REPURCHASE OF MEMBERS' INTERESTS (CONTINUED)

recommendation of the Investment Manager as to the timing of such an offer, as well as variety of operational business and economic factors. The Investment Manager expects to recommend to the Board that the Fund offer to repurchase interests (or portions of them) from Members semi-annually, on June 30 and December 31 (or if any such date is not a business day, on the immediate preceding business day). It is currently anticipated that the Fund will not offer to repurchase any Interest until June 30, 2006.

8. FINANCIAL HIGHLIGHT INFORMATION

The financial highlights are intended to help you understand the Fund's financial performance for the period. The total return in the table represents the rate that a member would have earned or lost on an investment in the Fund. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized. The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly members' capital. The ratios do not reflect the Fund's proportionate share of income and expenses from Investment Funds.

FOR THE PERIOD JULY 1, 2005 (a) TO SEPTEMBER 30, 2005

           ANNUALIZED RATIOS TO AVERAGE MEMBERS' CAPITAL:
           Operating Expenses                                 3.69%
           Expense reimbursement and waiver                  (0.69%)
                                                            ------
           Net Expenses                                       3.00%

           Net Investment Loss                               (2.92%)
            Total return (not annualized)+                    2.78%
           Portfolio Turnover                                 0.00%
           Members' Capital, end of period                  $25,695

(a)   Commencement of Operations.

+ Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted.

MEZZACAPPA PARTNERS, LLC

--------------------------------------------------------------------------------

PROXY VOTING

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy-voting responsibilities to the Investment Adviser. The
Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund collect at 1-212-332-2000 and (ii) on the SEC's website at WWW.SEC.GOV.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the second quarter and the fourth quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                       13
ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)      Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b)         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Mezzacappa Partners, LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date        December 6, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date        December 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Christopher Nagle
                         -------------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date        December 6, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.